CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Income Funds (1933 Act File No. 2-85229; 1940 Act File No. 811-3802) ("Registrant") hereby certifies (a) that the forms of the prospectuses and the form of the statement of additional information used with respect to Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Neuberger Berman High Yield Bond Fund, Neuberger Berman Institutional Cash Fund, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 32 ("Amendment No. 32") to the Registrant's Registration Statement and (b) that Amendment No. 32 was filed electronically.





Dated:  February 15, 2001                  By:  /s/ Claudia A. Brandon
                                                ----------------------------
                                                    Claudia A. Brandon
                                                    Secretary